Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Financial Assets [Abstract]
Summary of Other Financial Assets
(1)	Other financial assets as of December 31, 2022 and 2023 are as follows:

			2022		2023
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		132,890	968,468	139,178	966,421
Less: Allowance for doubtful accounts			(13)	(54,824)	(10)	(80,783)
Less: Present value discount			(816)	(32,334)	(1,007)	(35,468)

			132,061	881,310	138,161	850,170

Long-term / short-term financial instruments			666,758	686,322	578,578	833,737

		￦	798,819	1,567,632	716,739	1,683,907

Summary of Loans and Receivables
(2)	Loans as of December 31, 2022 and 2023 are as follows:

		2022
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,261	—	(816)	29,445
Loans for housing		29,630	—	—	29,630
Other loans		72,999	(13)	—	72,986

		132,890	(13)	(816)	132,061

Long-term loans
Loans for tuition		436,131	(37,783)	(32,334)	366,014
Loans for housing		309,446	—	—	309,446
Loans for related parties		187,728	(17,041)	—	170,687
Other loans		35,163	—	—	35,163

		968,468	(54,824)	(32,334)	881,310

	￦	1,101,358	(54,837)	(33,150)	1,013,371

		2023
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,497	—	(1,007)	29,490
Loans for housing		35,560	—	—	35,560
Other loans		73,121	(10)	—	73,111

		139,178	(10)	(1,007)	138,161

Long-term loans
Loans for tuition		419,684	(24,745)	(35,468)	359,471
Loans for housing		301,840	—	—	301,840
Loans for related parties		222,014	(43,640)	—	178,374
Other loans		22,883	(12,398)	—	10,485

		966,421	(80,783)	(35,468)	850,170

	￦	1,105,599	(80,793)	(36,475)	988,331

Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables
(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Beginning balance	￦	20,267	52,677	54,837
Bad debt expense		30,942	2,180	16,394
Other		1,468	(20)	9,562

Ending balance	￦	52,677	54,837	80,793

Summary of Long-Term and Short-Term Financial Instruments
(4)	Long-term and short-term financial instruments as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	428,813	130,570	363,286	145,336
CD		30,000	—	—	—
Others		207,945	555,752	215,292	688,401

	￦	666,758	686,322	578,578	833,737